Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2023
Contracts with Customers [Abstract]
Schedule of Unbilled Receivables and Claims
The following table summarizes our contract assets under long-term contracts that were unbillable or related to outstanding claims as of December 31:

	Unbilled		Claims
	2023	2022	2023	2022
Current	$6,565	$6,478	$6
Expected to be collected after one year	1,771	2,179	40	$16
Less valuation allowance	(19)	(23)

Total	$8,317	$8,634	$46	$16